ORDINARY SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
ORDINARY SHARE
Authorized share capital	$ 500,000
Ordinary shares, authorized	5,000,000,000
Class A Ordinary Shares
ORDINARY SHARE
Ordinary shares, authorized	4,900,000,000	4,900,000,000
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, outstanding	139,303,366	138,575,010
Class B Ordinary Shares
ORDINARY SHARE
Ordinary shares, authorized	50,000,000	50,000,000
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, outstanding	16,542,020	16,542,020
Other classes, Ordinary Shares
ORDINARY SHARE
Ordinary shares, authorized	50,000,000
Ordinary shares, par value (in dollars per share)	$ 0.0001